Pension and other employee obligations	12 Months Ended
Mar. 31, 2019
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Pension and other employee obligations

15. Pension and other employee obligations

Pension and other employee obligations consist of the following:

	As at
	March 31, 2019	March 31, 2018
Current:
Salaries and bonus	$62,320	$59,346
Pension	854	1,189
Withholding taxes on salary and statutory payables	4,947	4,082

Total	$68,121	$64,617

Non-current:
Pension and other obligations	$11,248	$9,621

Total	$11,248	$9,621

Employee benefit costs consist of the following:

	Year ended March 31,
	2019	2018	2017
Salaries and bonus	$424,005	$405,665	$307,378
Employee benefit plans:
Defined contribution plan	11,572	11,684	10,265
Defined benefit plan	2,242	3,042	2,639
Share-based compensation expense (Refer Note 24)	30,305	30,565	23,036

Total	$468,124	$450,956	$343,318

Employee benefit costs is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2019	2018	2017
Cost of revenue	$346,914	$329,289	$249,701
Selling and marketing expenses	34,054	31,373	24,717
General and administrative expenses	87,156	90,294	68,900

Total	$468,124	$450,956	$343,318

Defined contribution plan

The Company’s contributions to defined contribution plans are as follows:

	Year ended March 31,
	2019	2018	2017
India	$7,919	$8,123	$7,587
Philippines	162	127	106
South Africa	840	860	715
Sri Lanka	505	625	661
United Kingdom	759	670	780
United States	1,387	1,279	416

Total	11,572	11,684	10,265

Defined benefit plan

The net periodic cost recognized by the Company in respect of gratuity payments under the Company’s gratuity plans covering eligible employees of the Company in India, the Philippines and Sri Lanka is as follows:

	Year ended March 31,
	2019	2018	2017
Service cost	$1,621	$1,917	$2,188
Past service cost	—	538	—
Interest on the net defined benefit liability	621	587	451

Net gratuity cost	$2,242	$3,042	$2,639

	As at
	March 2019	March 2018
Change in projected benefit obligations
Obligation at beginning of the year	$11,101	$11,776
Foreign currency translation	(671)	(118)
Service cost	1,621	1,917
Past service cost	—	538
Interest cost	692	657
Benefits paid	(1,213)	(1,160)
Actuarial (gain)/loss
From changes in demographic assumptions	48	62
From changes in financial assumptions	32	(3,428)
From actual experience compared to assumptions	942	857

Benefit obligation at end of the year	$12,552	$11,101

Change in plan assets
Plan assets at beginning of the year	$1,041	$976
Foreign currency translation	(57)	(5)
Expected return on plan assets	71	70
Actuarial (loss) /gain	(21)	(23)
Actual contributions	1,354	1,104
Benefits paid	(1,129)	(1,081)

Plan assets at end of the year	$1,259	$1,041

Accrued pension liability
Current	$854	$1,189
Non-current	10,439	8,871

Net amount recognized	$11,293	$10,060

Present value of funded defined benefit obligation	$11,911	$10,418
Fair value of plan assets	(1,259)	(1,041)

	10,652	9,377

Present value of unfunded defined benefit obligation	$641	$683

Weighted average duration of defined benefit obligation (both funded and unfunded)	5.0 years	4.8 years

Net amount amount recognized relating to the Company’s India plan, Philippines plan and Sri Lanka plan was $10,683, $29 and $581 as at March 31, 2019 and $9,402, $36 and $622 as at March 31, 2018, respectively.

In March 2018, the Government of India amended the Payment of Gratuity Act, 1972 to increase the maximum limit of lump-sum gratuity payment to eligible employees at retirement, death, and incapacitation or on termination of employment from $14 to $29 (from $15 to $31 as at March 31, 2018). As a result, the Company recognized an amount of $538 towards past service cost in the consolidated statement of income during the year ended March 31, 2018.

The assumptions used in accounting for the gratuity plans are as follows:

	Year ended March 31,
	2019	2018	2017
Discount rate:
India	6.6% to 7.0%	6.6% to 7.3%	7.05%
Philippines	6.1%	3.1%	5.45%
Sri Lanka	11.0%	10.0%	12.8%
Rate of increase in compensation level	7.0% to 8.0%	7.0% to 10.0%	7.0% to 15.0%
Expected rate of return on plan assets	7.0%	7.3%	7.05%

The Company evaluates these assumptions annually based on its long-term plans of growth and industry standards. The discount rates are based on current market yields on government securities adjusted for a suitable risk premium to reflect the additional risk for high quality corporate bonds.

As at March 31, 2019, for each of the Company’s defined benefit plans, the sensitivity of the defined benefit obligation to a change in each significant actuarial assumption is as follows:

	India	Philippines	Sri Lanka
Discount rate:
Increase in discount rate by 1%	(4.7)%	(0.9)%	(4.2)%
Decrease in discount rate by 1%	5.2%	1.0%	4.6%
Rate of increase in compensation level:
Increase in salary escalation rate by 1%	4.1%	0.5%	4.2%
Decrease in salary escalation rate by 1%	(3.9)%	(0.5)%	(3.9)%

Each sensitivity amount is calculated assuming that all other assumptions are held constant. The Company is not able to predict the extent of likely future changes in these assumptions, but based on past experience, the discount rate for each plan could change by up to 1% within a 12 month period.

As at March 31, 2019, $4 and $1,255 ($4 and $1,037 as at March 31, 2018) of the fund assets are invested with LIC and ALICPL, respectively. Of the funds invested with LIC, approximately 40% and 60% of the funds are invested in unquoted government securities and money market instruments, respectively. Of the funds invested with ALICPL, approximately 87% and 13% are invested in unquoted government securities and money market instruments, respectively. Since the Company’s plan assets are managed by third party fund administrators, the contributions made by the Company are pooled with the corpus of the funds managed by such fund administrators and invested in accordance with regulatory guidelines. The Company’s funding policy is to contribute to the plan amounts necessary on an actuarial basis to, at a minimum, satisfy the minimum funding requirements. Additional discretionary contributions above the minimum funding requirement can be made and are generally based on adjustment for any over or under funding.

The expected benefits are based on the same assumptions used to measure the Company’s defined benefit obligations as at March 31, 2019. The Company expects to contribute $1,958 to defined benefit plan for the year ending March 31, 2020. The maturity analysis of the Company’s defined benefit payments is as follows:

Amount
2020	$2,113
2021	2,134
2022	2,250
2023	2,439
2024	2,524
Thereafter	11,535

$22,995